Note 6 - Disclosures to the Statement of Income and Loss (Tables)	12 Months Ended
Dec. 31, 2021
Note 6 - Disclosures to the Statement of Income and Loss
Disclosure of research and development expense [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Development cost of prototypes	27,632	8,234	2,102
Personnel expenses	11,340	21,652	2,243
thereof related to the CSOP (IFRS 2)	1,137	17,723	—
Software fees and subscriptions	506	91	44
Professional services	352	267	284
Depreciation and amortization	284	171	78
Other	495	54	186
	40,609	30,469	4,937

Disclosures of selling and distribution expenses explanatory [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Personnel expenses	1,764	8,490	1,582
thereof related to the CSOP (IFRS 2)	—	6,949	—
Professional services	704	171	103
Advertising	365	84	113
Other	387	355	337
	3,220	9,100	2,135

Disclosure of genral and administrative expenses explantory [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Professional services	7,030	4,830	670
Personnel expenses	4,574	9,148	1,325
thereof related to the CSOP (IFRS 2)	761	7,488	—
Impairment	1,965	—	—
Expenses without sufficient supporting documentation	—	21	70
Other	1,525	405	352
	15,094	14,404	2,417

Disclosure of additional information on nature of expenses [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Personnel expenses	17,678	39,291	5,151
thereof related to CSOP (IFRS 2)	1,898	32,160	—
Depreciation and amortization	574	384	224
	18,252	39,675	5,375

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	Dec 31, 2021	Dec. 31, 2020	Dec. 31, 2019
	kEUR	kEUR	kEUR
Deferred tax assets
due to tax loss carryforwards	54	—	—
due to advance payments received from customers	1,163	670	221
due to lease liabilities	1,015	646	735
due to current provisions	101	—	—
due to current other non-financial assets	29	—	—
due to current financial liabilities	21	—	—
due to current other liabilities	14	—	—
due to cash & cash deposits	2	1	—
due to current other financial assets	1	1	—
due to prepaid expenses	—	134	—
Deferred tax assets	2,400	1,452	956
Deferred tax liabilities
due to leases	995	639	737
due to cash & cash deposits	47	—	—
due to property, plant and equipment	45	10	8
due to noncurrent other non-financial assets	29	—	—
due to other noncurrent financial liabilities	22	112	12
Deferred tax liabilities	1,138	761	757
Non-recognition of deferred tax assets	(1,262)	(691)	(199)
Recognition of deferred tax assets	1,138	761	757
Deferred tax assets/liabilities, net	—	—	—

Disclosure of deductible temporary differences for which no deferred tax assets is recognised [text block]

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Advance payments received from customers	1,928	966
Lease liabilities	1,681	931
Current provisions	168	—
Other non-financial assets	48	—
Current financial liabilities	17	—
Current other liabilities	23	—
Cash & cash deposits	3	1
Other financial assets	19	2
Prepaid expenses	—	193
	3,887	2,093
Potential tax benefit at a total tax rate of 32,98%	1,282	690

Disclosure of unused tax losses for which no deferred tax assets recognized [text block]

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Unused tax losses for which no deferred tax asset has been recognized (corporate tax)	111,950	51,316
Unused tax losses for which no deferred tax asset has been recognized (trade tax)	111,565	51,083
Potential tax benefit at a total tax rate of 32.98%	36,858	16,885

Disclosure of reconciliation of income tax explantory [text block]

	2021	2020	2019
	kEUR	kEUR	kEUR
Income (loss) before tax for the period	(63,935)	(56,032)	(9,971)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(21,086)	(18,479)	(3,288)
Reconciliation:
Changes in unrecognized tax losses	20,061	8,254	3,164
Changes in deferred taxes on timing differences	1,261	690	199
MCN non-tax-deductible expenses	753	—	—
CSOP non-tax-deductible expenses	626	10,606	—
Tax-deductible transaction costs	(937)	(723)	(36)
Non-tax-deductible expenses	37	9	27
Other	(715)	(357)	(66)
Effective income tax income for the period	—	—	—